Summary of Significant Accounting Policies (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Translation rate (CNY/USD)		6.4566			6.4566
Debt Instrument, Maturity Date			Jun. 15, 2023
Prepayments and other current assets increase percentage				30.40%
Prepayments and other current assets		$ 46,262		¥ 229,046	¥ 298,700
Statutory rate		25.00%
Molecular Data Hk Limited Mkd Hk [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Statutory rate		16.50%
Shanghai Molbase Technology Co. Ltd. Shanghai Molbase [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of enterprise income tax.		15.00%
Strategic Global Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note fair value	$ 51,500		$ 51,500
Interest rate	6.25%		6.25%
Threshold prior written notice for redemption	14 days